Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Allocation of net (loss) income	$ (397,026)	$ 934,889	$ (1,444,875)	$ 3,186,134	$ 3,586,446	$ 836,823
Weighted-average shares outstanding	14,349,106	26,386,023	15,182,382	26,026,286	25,873,722	25,732,064
Basic net income (loss) per common stock	$ (0.03)	$ 0.04	$ (0.1)	$ 0.12	$ 0.14	$ 0.03
Diluted net income (loss) per common stock	$ (0.03)	$ 0.04	$ (0.1)	$ 0.12	$ 0.14	$ 0.03
Class B
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Allocation of net (loss) income		$ 271,701		$ 1,015,890	$ 857,188	$ 278,941
Weighted-average shares outstanding		7,668,422		8,298,408	6,184,019	8,577,355
Basic net income (loss) per common stock		$ 0.04		$ 0.12	$ 0.14	$ 0.03
Diluted net income (loss) per common stock		$ 0.04		$ 0.12	$ 0.14	$ 0.03